34. SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2020
Disclosure of non-adjusting events after reporting period [abstract]
SUBSEQUENT EVENTS
34.	SUBSEQUENT EVENTS

•	Prospectus for the Offering of CSN Mineração SA shares

On February 17, the Company released to the market the final prospectus of the public offering of primary and secondary distribution of common shares of its issuance, through B3 - Brasil, Bolsa, Balcão. The Offer will comprise (i) the primary distribution of 161,189,078 new Shares (“Primary Offer”); and (ii) the secondary distribution of, initially, 372,749,743 shares, with the possibility of adding up to 20% of additional shares held by all current shareholders and, also, up to 15% of additional shares held by the majority shareholder, CSN .

In the final prospectus of the Offer, the price per Share (“Price per Share”) is R$8.50, totaling R$1,370 million in primary shares and R$2,785 million in secondary shares. The Price per Share was fixed after the completion of the procedure for collecting investment intentions from institutional investors carried out in Brazil and abroad.

Upon the completion of the Offer, the Company’s shares were split in the proportion of 1:30, and consequently its share capital started to be represented by 5,430,057,060 (five billion, four hundred and thirty million, fifty-seven thousand and sixty) common shares, nominative and without value nominal, as approved by the Extraordinary General Meeting held on October 15, 2020.

•	Debt reprofiling

In January 2021, the Company reprofiled part of export prepayment contracts in the amount of US$265 million, whose maturities in 2022 in the amount of US$79 million were postponed to 2023. In addition, the Company amortized R$315 million in NCEs whose maturities would occur over 2021.

Additionally, on February 12, 2021, the Company repurchased, for subsequent cancellation, 450,000 debentures from the 10th Issue in the amount of R$391 million. This repurchase corresponds to 23% of the debentures of that Issue.

•	Asset drop down for CSN Cimentos S.A.

On January 31, 2021, the Company concluded the drop down of the cement segment, with all assets and liabilities related to the cement business being transferred from CSN to its subsidiary recently incorporated CSN Cimentos S.A.

•	Increase in share capital

The Board of Directors, in a meeting held on February 22, 2021, approved the capitalization of part of the statutory reserve in the amount of R$1,500 million, without changing the number of shares, increasing the Company’s capital to R$6,040 million.